VESSELS AND EQUIPMENT - Additional Information (Details) $ in Thousands		1 Months Ended												2 Months Ended		3 Months Ended					12 Months Ended
	Nov. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) vessel	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) vessel	Mar. 31, 2015 USD ($) vessel	Jan. 31, 2015 vessel	Sep. 30, 2014 USD ($) vessel	Mar. 31, 2014 vessel	Jan. 31, 2014 vessel	Dec. 31, 2013 USD ($) vessel	Sep. 30, 2013 vessel	Sep. 30, 2016 vessel	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) vessel	Mar. 31, 2015 USD ($) vessel	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Vessels																					$ 1,477,395	$ 1,189,198
Gain (Loss) on Contract Termination																					89	0	$ 0
Cost of newbuild vessel delivered							$ 100,000													$ 137,500
Property, Plant and Equipment, Disposals																					(173,203)
Depreciation																					141,043	52,607	31,845
Number of vessels delivered and sold | vessel														5
Impairment loss on vessels and vessels held under capital lease																					61,692	0	0
Reverse acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessels	$ 132,712
Equipment acquired	2,700
Vessels and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross												$ 752,948									1,635,011	1,311,544	943,651
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment												(49,887)									(157,616)	(122,346)	(81,732)
Vessels												$ 703,061									1,477,395	1,189,198	861,919
Property, Plant and Equipment, Additions From Acquisition																						132,712
Additions																						101,752
Depreciation																					53,369	40,614	31,845
Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost of newbuild vessel delivered		$ 195,600	$ 60,300
Vessel [Member] | Reverse acquisition [Member]
Property, Plant and Equipment [Line Items]
Fair Value of Assets Acquired	$ 130,000
Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Transfers from Newbuildings																					532,766	$ 133,429	186,717
Equipment [Member]
Property, Plant and Equipment [Line Items]
Additions																					215		$ 3,986
STX Korea [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel										2	2	1	1
Number of vessels on order | vessel																						4
Guangzhou Longxe Shipbuilding Co. Ltd [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel						1	1	1	1
Cost of newbuild vessel delivered						$ 43,900			$ 44,700						$ 92,700			$ 184,100	$ 89,500
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 172,500
Impairment loss on vessels and vessels held under capital lease																					18,200
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Contract Termination																					2,800
Vessel [Member] | Guangzhou Longxe Shipbuilding Co. Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels on order | vessel						14			14										14
Vessel [Member] | LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of vessels on order | vessel																		4
Vessel [Member] | MR tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 172,500
Number Of Vessels Disposed Of | vessel				6
Ship Finance International Limited [Member] | Front Vanguard [Member] | VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Contract Termination																$ 100	$ 100
Impairment charge - asset cost [Member]
Property, Plant and Equipment [Line Items]
impairment charge - Asset cost																					(36,311)
Impairment charge - asset acc. deprecation [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																					$ 18,099
LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Number Of Tankers Delivered | vessel																					6	3